Prospectus Supplement March 9, 2006 to:	233079 3/06

PUTNAM VARIABLE TRUST	Prospectuses dated April 30, 2005

In the section entitled "Who manages the funds?" the table entry with respect to Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers this fund) in the table showing the investment management team members who coordinate the management of the fund's portfolio is replaced with the following:

PUTNAM VT UTILITIES GROWTH AND INCOME FUND

Global Equity Research and Core Fixed Income Teams

Portfolio Leader	Joined	Employer	Positions Over Past Five Years
	Fund

Michael Yogg	2000	Putnam	Analyst and Sector Team Leader, Global
		Management	Equity Research Team
		1997 - Present	Previously, Associate Director, Global
			Equity Research Team; Analyst

Portfolio Members	Joined	Employer	Positions Over Past Five Years
	Fund

Kevin Murphy	2003	Putnam Management	Team Leader, High Grade Credit
		1999 - Present	Previously, Investment Strategist

Masroor Siddiqui	2005	Putnam Investments	Analyst
		Limited
		2005 - Present

		Jefferies & Company	Equity Analyst; Team Leader, Industrials
		Prior to February 2005	Research Practice

		Goldman Sachs &	Equity Analyst
		Company
		Prior to March 2002

SriKantaiah Muralidhar	2006	Putnam Management	Analyst
		2000 - Present

Hendrik Van Brevoort	2006	Putnam Investments	Analyst
		Limited
		1994 - Present

			HV-5763